Significant accounting judgements estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)		Dec. 31, 2023 MMBTU bbl	Dec. 31, 2022 MMBTU bbl	Dec. 31, 2021 MMBTU bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		6.00%	7.90%	6.10%
Discount rates (before taxes)		8.2	11.6	10
Natural gas-local prices (USD/MMBTU) | MMBTU		3.3	3	3
LPG-local prices (USD/tn.)		0	0	0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		12.90%	11.90%	10.40%
Discount rates (before taxes)		21.9	18.7	16.6
Natural gas-local prices (USD/MMBTU) | MMBTU		2.8	3.9	3.3
LPG-local prices (USD/tn.)		296.3	250.4	300
Year 2023 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	72.2	63
Year 2023 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	80.3	70.1
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	73.4	88.3	63.5
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	82.4	92.8	70.5
Year 2025 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	70.9	79.9	58.9
Year 2025 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	79	84	65.9
Year 2026 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	64.5	78.3	58.9
Year 2026 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	72.6	79.3	64.6
Year 2027 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	61.3	78.3	58.9
Year 2027 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	66.4	79.3	64.6

[1]	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.